COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 8:-	COMMITMENTS AND CONTINGENCIES

a.	The Company provided bank guarantees in the amount of $ 342 related to its offices in Israel, leased cars fueling in Israel and credit card security for its U.S. subsidiary.

b.
Under the Office of the Israel Innovation Authority of the Israeli Ministry of Industry, Trade and Labor, formerly known as the Office of the Chief Scientist (the “IIA”), the Company is not obligated to repay any amounts received from the IIA if it does not generate any income from the results of the funded research programs. If income is generated from a funded research program, the Company is committed to pay royalties at a rate of between 3% to 5% of future revenue arising from such research programs, and up to a maximum of 100% of the amount received, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum to be repaid is 100% plus interest at LIBOR until December 31, 2023, and from January 1, 2024, the 12 months Term SOFR interest). For the years ended December 31, 2024, 2023 and 2022, the Company had an aggregate of paid or accrued royalties costs (income) to the IIA, recorded as cost of revenue in the consolidated statements of comprehensive loss in the amount of $ (554), $ 1,004 and $ 225, respectively.

As of December 31, 2024, the Company’s aggregate contingent obligations for payments to IIA, based on royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled approximately to $ 9,872.

Following IIA approval that sales related to IL-18BP are excluded from sales subject to IIA royalties payment, the Company decreased previous year royalties accrual related to revenues under the Gilead Agreement in the amount of $ 704 and reduced the cost of revenues for the year ended December 31, 2024, by this amount.

c.
On June 25, 2012, the Company entered into an Antibodies Discovery Collaboration Agreement (the “Antibodies Discovery Agreement”) with a U.S. antibody technology company (“mAb Technology Company”), providing an established source for fully human mAbs. Under the Antibodies Discovery Agreement, the mAb Technology Company will be entitled to certain royalties that could be eliminated, upon payment of certain one-time fees (all payments referred together as “Contingent Fees”). For the years ended December 31, 2024, 2023 and 2022, the Company incurred such Contingent Fees in the amounts of $ 0, $ 1,000 and $ 750.

d.
On May 9, 2012, the Company entered into agreement (the “May 2012 Agreement”) with a U.S. Business Development Strategic Advisor (“Advisor”) for the purpose of entering into transactions with Pharma companies related to selected Pipeline Program Candidates.

Under the agreement the Advisor was entitled to 4% of the cash considerations that may be received under such transactions. In 2014, the May 2012 Agreement was terminated except for certain payments arising from the Bayer Agreement which survive termination until August 5, 2025.

The Bayer Agreement was terminated effective February 27, 2023 and no further payments are expected under the May 2012 Agreement.

For the years ended December 31, 2024, 2023 and 2022, the Company has not paid and did not accrue payments under this agreement.

e.
Effective as of January 5, 2018, the Company entered into a Commercial License Agreement (CLA) with a European cell line development company. Under the agreement the Company is required to pay an annual maintenance fee, certain amounts upon the occurrence of specified milestones events, and 1% royalties on annual net sales with respect to each commercialized product manufactured using the company’s cell line. Royalties due under the CLA are creditable against the annual maintenance fee. In addition, the Company may at any time prior to the occurrence of a specific milestone event buy-out the royalty payment obligations in a single fixed amount. For the years ended December 31, 2024, 2023 and 2022, the Company did not incur any amount in the research and development expenses in connection with such milestone payment.

f.
Effective as of October 28, 2020, the Company entered into a collaboration agreement with a U.S. antibody discovery and optimization company for generation and optimization of therapeutic antibodies for the Company. Under the agreement the Company is required to pay service fees per services performed and certain amounts upon the occurrence of specified milestones events, and single-digit percent royalties on annual net sales with respect to each product sold that comprises or contains one or more antibodies so generated or optimized. The royalty rate is dependent upon the product type and any third-party contribution. For the years ended December 31, 2024, 2023 and 2022, the Company incurred in the research and development expenses such milestone payment in the amounts of $ 225, $ 500 and $ 0.